CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 3	$ 48,670	$ (3,280)	$ (75,415)	$ (30,022)
Balance at the beginning (in shares) at Dec. 31, 2019	27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				38,453	38,453
Foreign currency translation adjustments			420		420
Balance at the end at Dec. 31, 2020	$ 3	48,670	(2,860)	(36,962)	$ 8,851
Balance at the end (in shares) at Dec. 31, 2020	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				6,864	$ 6,864
Foreign currency translation adjustments			284		284
Balance at the end at Mar. 31, 2021	$ 3	48,670	(2,576)	(30,098)	15,999
Balance at the end (in shares) at Mar. 31, 2021	27,483,350
Balance at the beginning at Dec. 31, 2020	$ 3	48,670	(2,860)	(36,962)	$ 8,851
Balance at the beginning (in shares) at Dec. 31, 2020	27,483,350				27,483,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				12,661	$ 12,661
Issuance of common shares in initial public offering, net of underwriter discounts and issuance costs		78,581			78,581
Issuance of common shares in initial public offering, net of underwriter discounts and issuance costs (In Shares)	6,900,000
Dividends declared				(12,751)	(12,751)
Stock-based compensation		355			355
Foreign currency translation adjustments			30		30
Change in fair value of derivative instruments			913		913
Balance at the end at Dec. 31, 2021	$ 3	127,606	(1,917)	(37,052)	$ 88,640
Balance at the end (in shares) at Dec. 31, 2021	34,383,350				34,383,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(10,165)	$ (10,165)
Dividends declared				(2,750)	(2,750)
Stock-based compensation		22,436			22,436
Common stock issued under employee compensation plans		1,152			1,152
Common stock issued under employee compensation plans (in shares)	580,990
Common stock withheld related to net share settlement of stock-based compensation		(6,216)			(6,216)
Common stock withheld related to net share settlement of stock-based compensation (in shares)	(182,069)
Foreign currency translation adjustments			(360)		(360)
Change in fair value of derivative instruments			3,208		3,208
Balance at the end at Mar. 31, 2022	$ 3	$ 144,978	$ 931	$ (49,967)	$ 95,945
Balance at the end (in shares) at Mar. 31, 2022	34,782,271				34,782,271